Subsequent Events (Details Narrative) - USD ($)					12 Months Ended
	Apr. 14, 2022	Apr. 02, 2022	Jan. 06, 2022	Mar. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Subsequent Event [Line Items]
Proceeds from stock issuance						$ 3,820,000
Payment to placement agent						$ 47,728
Warrants to purchase shares						95,500
Purchase price in cash						$ 4,019,098
Yellow Folder L L C [Member]
Subsequent Event [Line Items]
Acquisition transaction cost							$ 70,051
Accredited Investors [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued, shares				875,000
Shares issued price per share				$ 4.00
Accredited Investors [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock Issued, shares				80,000
Interest rate				12.00%
Accredited Investors [Member] | Securities Purchase Agreement [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued, shares				875,000
Placement Agent [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Warrants to purchase shares				95,500
Exercise price of warrant				$ 4.00
Warrants term				5 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award	220,587
Share-Based Compensation Arrangement by Share-Based Payment Award, Per Share Weighted Average Price of Shares Purchased	$ 6.08
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	3 years
Share-Based Payment Arrangement, Expense	$ 1,200,000
Due date		Mar. 30, 2025
Interest rate		14.00%
Default penalty percent		20.00%
Cash payment percent		8.00%
Subsequent Event [Member] | Yellow Folder L L C [Member]
Subsequent Event [Line Items]
Purchase price in cash		$ 6,500,000
Working capital		$ 116,731
Subsequent Event [Member] | Notes [Member]
Subsequent Event [Line Items]
Interest rate		12.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued, shares		2,964,500
Proceeds from stock issuance		$ 8,705,256
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			8,097
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures			$ 57,500
Subsequent Event [Member] | Accredited Investors [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock Issued, shares		1,242,588
Shares issued price per share		$ 4.62
Proceeds from stock issuance		$ 5,740,756
Subsequent Event [Member] | Placement Agent [Member]
Subsequent Event [Line Items]
Payment to placement agent		$ 696,420
Warrants to purchase shares		124,258
Exercise price of warrant		$ 4.62
Warrants term		5 years